VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.2%
		Communication Services: 4.1%
17,322	(1)	Charter Communications, Inc.	$9,449,498	0.8
266,935		Comcast Corp. – Class A	12,497,897	1.0
16,670	(1)	NetFlix, Inc.	6,244,415	0.5
89,172	(1)	T-Mobile US, Inc.	11,445,226	0.9
85,437	(1)	Walt Disney Co.	11,718,539	0.9
			51,355,575	4.1

		Consumer Discretionary: 4.7%
2,773	(1)	Amazon.com, Inc.	9,039,841	0.7
4,579	(1)	Booking Holdings, Inc.	10,753,553	0.8
505,846	(1)	General Motors Co.	22,125,704	1.8
159,427	(1)	Las Vegas Sands Corp.	6,196,927	0.5
184,626		TJX Cos., Inc.	11,184,643	0.9
			59,300,668	4.7

		Consumer Staples: 3.3%
209,259		Diageo PLC	10,614,543	0.9
164,050		Philip Morris International, Inc.	15,410,857	1.2
91,396		Sysco Corp.	7,462,484	0.6
205,518	(1)	US Foods Holding Corp.	7,733,642	0.6
			41,221,526	3.3

		Energy: 5.8%
146,410		Canadian Natural Resources Ltd.	9,065,790	0.7
111,430		Chevron Corp.	18,144,147	1.5
228,548		ConocoPhillips	22,854,800	1.8
219,067		Devon Energy Corp.	12,953,432	1.0
41,755		Pioneer Natural Resources Co.	10,440,003	0.8
			73,458,172	5.8

		Financials: 13.0%
74,652		American Express Co.	13,959,924	1.1
333,602		American International Group, Inc.	20,940,198	1.7
505,663		Bank of America Corp.	20,843,429	1.7
136,241		Charles Schwab Corp.	11,486,479	0.9
313,242		Citizens Financial Group, Inc.	14,199,260	1.1
40,042		Goldman Sachs Group, Inc.	13,217,864	1.1
132,191		Morgan Stanley	11,553,493	0.9
29,941		PNC Financial Services Group, Inc.	5,522,617	0.4
225,993		Truist Financial Corp.	12,813,803	1.0
607,088		Wells Fargo & Co.	29,419,485	2.3
42,251		Willis Towers Watson PLC	9,980,531	0.8
			163,937,083	13.0

		Health Care: 10.6%
18,220		Anthem, Inc.	8,950,029	0.7
198,840		Bristol-Myers Squibb Co.	14,521,285	1.1
102,284	(1)	Centene Corp.	8,611,290	0.7
54,276		Cigna Corp.	13,005,072	1.0
90,123		CVS Health Corp.	9,121,349	0.7
328,371		GlaxoSmithKline PLC	7,104,927	0.6
39,155		Johnson & Johnson	6,939,441	0.5
39,209		McKesson Corp.	12,003,051	1.0
123,122		Medtronic PLC	13,660,386	1.1
168,796		Merck & Co., Inc.	13,849,712	1.1
103,273		Sanofi	10,558,652	0.8
58,340		Universal Health Services, Inc.	8,456,383	0.7
57,287		Zimmer Biomet Holdings, Inc.	7,327,007	0.6
			134,108,584	10.6

		Industrials: 7.7%
491,792		CSX Corp.	18,417,610	1.5
75,775		Emerson Electric Co.	7,429,739	0.6
42,830	(2)	Ferguson PLC	5,744,360	0.4
24,100		General Dynamics Corp.	5,812,438	0.5
156,314		Johnson Controls International plc	10,249,509	0.8
33,871		Parker Hannifin Corp.	9,611,235	0.8
76,278		Quanta Services, Inc.	10,038,947	0.8
156,241		Raytheon Technologies Corp.	15,478,796	1.2
185,702		Textron, Inc.	13,812,515	1.1
			96,595,149	7.7

		Information Technology: 8.0%
287,784		Cisco Systems, Inc.	16,046,836	1.3
280,052		Cognizant Technology Solutions Corp.	25,112,263	2.0
76,625	(1)	Fiserv, Inc.	7,769,775	0.6
238,750		Intel Corp.	11,832,450	0.9
40,975		NXP Semiconductor NV - NXPI - US	7,583,653	0.6
71,795	(1)	PayPal Holdings, Inc.	8,303,092	0.7
63,379		Qualcomm, Inc.	9,685,579	0.8
51,998	(1)	Splunk, Inc.	7,727,423	0.6
52,472		TE Connectivity Ltd.	6,872,782	0.5
			100,933,853	8.0

		Materials: 1.7%
20,329	(1)	Axalta Coating Systems Ltd.	499,687	0.0
284,224		Barrick Gold Corp.	6,972,014	0.6
240,679		Corteva, Inc.	13,834,229	1.1
			21,305,930	1.7

		Real Estate: 1.5%
213,098	(1)	CBRE Group, Inc.	19,502,729	1.5

		Utilities: 1.8%
72,787		American Electric Power Co., Inc.	7,261,959	0.6
156,977		Exelon Corp.	7,476,814	0.6
159,900		FirstEnergy Corp.	7,333,014	0.6
			22,071,787	1.8

	Total Common Stock
	(Cost $562,142,262)		783,791,056	62.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.9%
		Energy: 0.6%
140,612	(3)	El Paso Energy Capital Trust I	$7,002,478	0.6

		Financials: 0.3%
75,900		AMG Capital Trust II	4,058,373	0.3
4,000	(3),(4)	Wells Fargo & Co.	101,200	0.0
			4,159,573	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,162,051	0.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.6%
		Basic Materials: 0.1%
195,000		International Paper Co., 6.000%, 11/15/2041	232,744	0.0
441,000	(5)	LYB Finance Co. BV, 8.100%, 03/15/2027	527,968	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	180,403	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	224,119	0.0
			1,165,234	0.1

		Communications: 1.2%
2,307,000		Amazon.com, Inc., 2.875%, 05/12/2041	2,134,486	0.2
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	476,489	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	837,995	0.1
125,000		AT&T, Inc., 3.500%, 09/15/2053	110,158	0.0
334,000		AT&T, Inc., 3.550%, 09/15/2055	295,720	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	563,765	0.0
958,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	773,205	0.1
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,641,112	0.1
171,000	(5)	Comcast Corp., 2.887%, 11/01/2051	144,876	0.0
283,000	(5)	Comcast Corp., 2.937%, 11/01/2056	234,907	0.0
910,000		Comcast Corp., 3.900%, 03/01/2038	940,353	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,110,238	0.1
188,000	(5)	Cox Communications, Inc., 2.950%, 10/01/2050	148,572	0.0
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	890,467	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	420,076	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	399,986	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	925,143	0.1
1,025,000	(5)	T-Mobile USA, Inc., 2.700%, 03/15/2032	933,701	0.1
714,000	(5)	T-Mobile USA, Inc., 3.400%, 10/15/2052	609,806	0.1
539,000		Verizon Communications, Inc., 3.400%, 03/22/2041	506,712	0.0
1,350,000		Walt Disney Co/The, 3.000%, 09/15/2022	1,360,780	0.1
			15,458,547	1.2

		Consumer, Cyclical: 1.0%
472,151		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	456,636	0.0
1,470,000		American Honda Finance Corp., 2.050%, 01/10/2023	1,474,877	0.1
595,000		Dollar General Corp., 3.250%, 04/15/2023	599,531	0.0
563,000		General Motors Co., 6.600%, 04/01/2036	655,501	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	747,481	0.1
1,920,000		Home Depot, Inc./The, 2.625%, 06/01/2022	1,922,249	0.2
546,000		Honda Motor Co. Ltd., 2.967%, 03/10/2032	528,767	0.0
473,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	489,995	0.0
1,640,000	(5)	Magallanes, Inc., 3.788%, 03/15/2025	1,639,984	0.1
796,000	(5)	Magallanes, Inc., 5.050%, 03/15/2042	813,594	0.1
989,000	(5)	Magallanes, Inc., 5.141%, 03/15/2052	1,014,191	0.1
740,000		Starbucks Corp., 3.550%, 08/15/2029	743,259	0.1
232,656		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	233,614	0.0
562,296		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	549,742	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
500,338		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	$484,979	0.0
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	760,869	0.1
			13,115,269	1.0

		Consumer, Non-cyclical: 1.5%
1,299,000		AbbVie, Inc., 4.050%, 11/21/2039	1,338,541	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,223,021	0.1
185,000		AbbVie, Inc., 4.850%, 06/15/2044	205,899	0.0
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,376,203	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,585,955	0.1
216,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	240,568	0.0
2,770,000		AstraZeneca PLC, 2.375%, 06/12/2022	2,774,210	0.2
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	509,791	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	236,022	0.0
654,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	704,652	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	117,497	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	627,590	0.1
382,172		CVS Pass-Through Trust, 6.036%, 12/10/2028	409,311	0.0
1,975,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	1,983,879	0.2
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	106,828	0.0
300,000	(5)	GSK Consumer Healthcare Capital US LLC, 4.000%, 03/24/2052	301,043	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,232,941	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	301,049	0.0
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	451,672	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	94,264	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	459,678	0.1
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	499,240	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	279,741	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	859,765	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	154,303	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	88,391	0.0
			18,162,054	1.5

		Energy: 0.9%
927,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	795,078	0.1
612,000	(5)	Cameron LNG LLC, 3.701%, 01/15/2039	591,368	0.0
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	401,319	0.0
182,000		Energy Transfer L.P., 4.200%, 09/15/2023	184,494	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/2035	578,220	0.0
723,000		Energy Transfer L.P., 5.000%, 05/15/2050	734,475	0.1
835,000		Energy Transfer L.P., 5.300%, 04/01/2044	861,884	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	838,907	0.1
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	768,698	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,380,016	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	996,543	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	878,751	0.1
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	267,594	0.0
507,000		Valero Energy Corp., 4.000%, 06/01/2052	477,839	0.0
			10,755,186	0.9

		Financial: 4.3%
391,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	343,988	0.0
231,000		Air Lease Corp., 3.000%, 09/15/2023	230,133	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,894,398	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	888,957	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	412,151	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
393,000		American Equity Investment Life Holding Co., 5.000%, 06/15/2027	$410,672	0.0
543,000		American Express Co., 3.625%, 12/05/2024	554,067	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,223,189	0.1
831,000		American Tower Corp., 1.600%, 04/15/2026	771,350	0.1
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	445,321	0.0
285,000	(5)	Athene Global Funding, 2.750%, 06/25/2024	280,851	0.0
1,128,000		Athene Holding Ltd., 3.450%, 05/15/2052	955,186	0.1
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,112,281	0.1
834,000	(4)	Bank of America Corp., 2.572%, 10/20/2032	759,133	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	717,544	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	739,863	0.1
1,760,000		Brighthouse Financial, Inc., 3.850%, 12/22/2051	1,472,073	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	774,679	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,150,115	0.1
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	630,893	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,974,589	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	558,739	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	296,888	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	739,126	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	485,126	0.0
1,348,000		Crown Castle International Corp., 2.500%, 07/15/2031	1,204,744	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	63,217	0.0
1,013,000		CubeSmart L.P., 2.500%, 02/15/2032	908,095	0.1
2,088,000	(5)	Delaware Life Global Funding, 2.662%, 06/29/2026	1,961,230	0.2
620,000		Discover Bank, 3.350%, 02/06/2023	626,204	0.1
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,279,037	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	840,861	0.1
307,000	(4)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	265,341	0.0
755,000	(5)	Guardian Life Global Funding, 2.900%, 05/06/2024	755,739	0.1
1,790,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,747,054	0.1
620,000	(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	624,528	0.0
550,000	(2)	JPMorgan Chase & Co., 3.200%, 06/15/2026	553,515	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,265,475	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,290,524	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	724,534	0.1
665,000	(2),(4)	JPMorgan Chase & Co., 4.287%, 12/31/2199	665,000	0.1
1,210,000		Kimco Realty Corp., 3.200%, 04/01/2032	1,177,999	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	496,163	0.0
950,000	(5)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	867,912	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	591,289	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	309,965	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	593,390	0.0
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,412,294	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,065,303	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,095,875	0.1
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	836,841	0.1
590,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	592,050	0.0
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	768,343	0.1
1,780,000	(5)	Protective Life Global Funding, 2.615%, 08/22/2022	1,788,341	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	190,792	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	324,479	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	265,220	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
240,000		Service Properties Trust, 5.000%, 08/15/2022	$239,125	0.0
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	820,741	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	664,776	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	488,136	0.0
585,000	(5)	UBS Group AG, 4.125%, 04/15/2026	596,350	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	410,295	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	978,316	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	482,330	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	320,242	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	317,038	0.0
			54,290,015	4.3

		Industrial: 0.7%
970,000		Avnet, Inc., 4.625%, 04/15/2026	997,084	0.1
1,585,000		Boeing Co/The, 5.805%, 05/01/2050	1,835,843	0.2
381,000		Canadian Pacific Railway Co., 3.000%, 12/02/2041	343,543	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	395,497	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,016,332	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	326,265	0.0
461,000		Honeywell International, Inc., 0.483%, 08/19/2022	459,720	0.1
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	429,919	0.0
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	285,957	0.0
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	375,411	0.0
262,000		Rockwell Automation, Inc., 1.750%, 08/15/2031	231,114	0.0
970,000		Union Pacific Corp., 3.200%, 05/20/2041	918,281	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	159,667	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	378,325	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	753,841	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	327,586	0.0
			9,234,385	0.7

		Technology: 1.3%
435,000		Apple, Inc., 3.350%, 02/09/2027	444,685	0.0
1,030,000	(5)	Broadcom, Inc., 3.469%, 04/15/2034	956,068	0.1
1,985,000		Broadcom, Inc., 4.250%, 04/15/2026	2,037,299	0.2
242,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	249,436	0.0
2,025,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,195,429	0.2
9,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	13,198	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,656,098	0.1
1,385,000		International Business Machines Corp., 2.875%, 11/09/2022	1,391,303	0.1
1,152,000		Marvell Technology, Inc., 2.450%, 04/15/2028	1,061,527	0.1
170,000		Micron Technology, Inc., 3.366%, 11/01/2041	152,205	0.0
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	209,384	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	681,111	0.1
795,000	(5)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	837,625	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	856,523	0.1
1,000,000		salesforce.com, Inc., 2.700%, 07/15/2041	888,525	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	286,111	0.0
1,441,000		VMware, Inc., 1.000%, 08/15/2024	1,375,169	0.1
502,000		Workday, Inc., 3.500%, 04/01/2027	502,212	0.0
			15,793,908	1.3

		Utilities: 0.6%
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	644,191	0.0
345,000		Georgia Power Co., 3.700%, 01/30/2050	321,571	0.0
989,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	935,771	0.1
2,410,000		NextEra Energy Capital Holdings, Inc., 0.650%, 03/01/2023	2,376,452	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	712,340	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	776,549	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	616,142	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
667,000		Sempra Energy, 3.800%, 02/01/2038	$655,717	0.1
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	512,637	0.0
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	255,148	0.0
			7,806,518	0.6

	Total Corporate Bonds/Notes
	(Cost $145,950,245)		145,781,116	11.6

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
317,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	430,123	0.0

	Total Municipal Bonds
	(Cost $317,000)		430,123	0.0

U.S. TREASURY OBLIGATIONS: 10.1%
		U.S. Treasury Bonds: 1.4%
7,608,900		1.875%,02/15/2032	7,308,111	0.6
5,010,900		1.875%,11/15/2051	4,397,065	0.4
5,113,700		2.375%,02/15/2042	4,933,921	0.4
425,000	(2)	4.500%,02/15/2036	538,056	0.0
			17,177,153	1.4

		U.S. Treasury Notes: 8.7%
11,135,000	(2)	1.500%,02/29/2024	10,973,629	0.9
26,887,000		1.750%,03/15/2025	26,319,852	2.1
49,212,200	(2)	1.875%,02/28/2027	47,901,157	3.8
25,656,000	(2)	1.875%,02/28/2029	24,772,071	1.9
			109,966,709	8.7

	Total U.S. Treasury Obligations
	(Cost $130,798,227)		127,143,862	10.1

CONVERTIBLE BONDS/NOTES: 8.5%
		Communications: 3.8%
438,000	(2)	Booking Holdings, Inc., 0.750%, 05/01/2025	634,224	0.0
2,761,000		Cable One, Inc., 1.125%, 03/15/2028	2,482,139	0.2
5,339,000	(6)	Cable One, Inc., 3.340%, 03/15/2026	4,687,642	0.4
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	7,071,680	0.6
2,642,000	(5)	Liberty Broadband Corp., 1.250%, 09/30/2050	2,542,925	0.2
2,950,000	(2)	Liberty Latin America Ltd., 2.000%, 07/15/2024	2,690,031	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	13,521,206	1.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	1,277,270	0.1
2,501,000		Mandiant, Inc., 1.000%, 06/01/2035	2,497,432	0.2
2,692,000		Mandiant, Inc., 1.625%, 06/01/2035	2,692,027	0.2
3,000,000		Shopify, Inc., 0.125%, 11/01/2025	2,848,500	0.2
3,989,000		Trip.com Group Ltd., 1.250%, 09/15/2022	3,859,357	0.3
338,000	(5)	TripAdvisor, Inc., 0.250%, 04/01/2026	286,962	0.0
2,009,000	(6)	Twitter, Inc., 4.360%, 03/15/2026	1,696,601	0.1
			48,787,996	3.8

		Consumer, Cyclical: 0.8%
1,697,000	(5)	JetBlue Airways Corp., 0.500%, 04/01/2026	1,587,439	0.1
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	4,005,922	0.3
3,881,000	(6)	Peloton Interactive, Inc., 4.890%, 02/15/2026	3,226,081	0.3
1,154,000	(2)	Spirit Airlines, Inc., 1.000%, 05/15/2026	1,040,908	0.1
			9,860,350	0.8

		Consumer, Non-cyclical: 1.3%
3,457,000		Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	3,644,369	0.3
1,699,000		Jazz Investments I Ltd., 2.000%, 06/15/2026	2,068,398	0.2
2,257,000	(2)	Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,979,240	0.2
2,405,000	(2)	Pacira BioSciences, Inc., 0.750%, 08/01/2025	2,991,219	0.2
1,323,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,303,982	0.1
380,000	(5)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	474,620	0.0
3,735,000		Teladoc Health, Inc., 1.250%, 06/01/2027	3,169,148	0.3
			16,630,976	1.3

		Financial: 0.4%
2,241,000	(2)	BofA Finance LLC, 0.125%, 09/01/2022	2,260,048	0.2
3,689,000	(2),(6)	Redfin Corp., 8.800%, 10/15/2025	2,736,777	0.2
			4,996,825	0.4

		Technology: 2.2%
5,205,000	(6)	Dropbox, Inc., 1.650%, 03/01/2026	4,882,290	0.4
4,780,000	(2)	Microchip Technology, Inc., 0.125%, 11/15/2024	5,447,087	0.4
6,706,000	(2)	Splunk, Inc., 1.125%, 06/15/2027	6,437,760	0.5
2,444,000		Western Digital Corp., 1.500%, 02/01/2024	2,370,680	0.2
1,158,000	(5)	Wolfspeed, Inc., 0.250%, 02/15/2028	1,315,054	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Technology: (continued)
7,080,000	(6) Zynga, Inc., -0.480%, 12/15/2026	$7,242,840	0.6
		27,695,711	2.2

	Total Convertible Bonds/Notes
	(Cost $102,531,387)	107,971,858	8.5

STRUCTURED NOTES: 1.1%
	Financial: 1.1%
6,016,000	(7) Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	8,133,031	0.6
5,968,000	(7) Wells Fargo Bank N.A., Convertible Trust - Media Series 2019-1 (Linked to a basket of 3 Stocks), 0.250%, 12/04/2024	6,197,171	0.5

	Total Structured Notes
	(Cost $12,309,966)	14,330,202	1.1

EQUITY-LINKED NOTES: 0.6%
	Financial: 0.6%
6,746,000	(7) GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	7,703,257	0.6

	Total Equity-Linked Notes
	(Cost $6,746,000)	7,703,257	0.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal National Mortgage Association: 0.1%(8)
915,000	6.625%,11/15/2030	1,200,023	0.1

	Total U.S. Government Agency Obligations
	(Cost $999,319)	1,200,023	0.1

	Total Long-Term Investments
	(Cost $972,641,702)	1,199,513,548	95.1

SHORT-TERM INVESTMENTS: 13.5%
	Repurchase Agreements: 6.0%
17,402,465	(9) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $17,402,603, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $17,750,514, due 04/25/22-12/20/71)	17,402,465	1.4
4,447,907	(9) CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $4,447,942, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,536,866, due 04/05/22-03/01/52)	4,447,907	0.4
8,804,601	(9) Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $8,804,681, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $8,980,799, due 04/19/22-02/15/52)	8,804,601	0.7
21,895,059	(9) Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $21,895,239, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $22,332,960, due 04/05/22-04/01/52)	21,895,059	1.7

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,871,418	(9)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $3,871,448, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $3,948,846, due 03/23/23-02/28/27)	$3,871,418	0.3
5,249,614	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $5,249,661, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $5,354,655, due 05/01/22-02/20/72)	5,249,614	0.4
11,111,979	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $11,112,079, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,334,226, due 01/15/25-02/15/51)	11,111,979	0.9
2,837,481	(9)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $2,837,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,979,356, due 04/15/22-02/20/72)	2,837,481	0.2

	Total Repurchase Agreements
	(Cost $75,620,524)		75,620,524	6.0

		Certificates of Deposit: 0.2%
1,990,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.300%, 04/01/2022
		(Cost $1,990,000)	1,990,000	0.2

		Time Deposits: 2.1%
1,850,000	(9)	ANZ Bank, 0.310%, 04/01/2022	1,850,000	0.2
3,150,000	(9)	Barclays Bank PLC, 0.340%, 04/01/2022	3,150,000	0.3
2,960,000	(9)	BNP Paribas, 0.310%, 04/01/2022	2,960,000	0.2
3,120,000	(9)	Cooperatieve Rabobank U.A./New York, 0.300%, 04/01/2022	3,120,000	0.3
1,450,000	(9)	Credit Agricole, 0.310%, 04/01/2022	1,450,000	0.1
1,080,000	(9)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	1,080,000	0.1
3,140,000	(9)	Mizuho Bank Ltd., 0.320%, 04/01/2022	3,140,000	0.3
3,050,000	(9)	Royal Bank of Canada, 0.300%, 04/01/2022	3,050,000	0.2
3,100,000	(9)	Skandinaviska Enskilda Banken AB, 0.300%, 04/01/2022	3,100,000	0.2
3,090,000	(9)	Svenska Handelsbanken AB, 0.270%, 04/01/2022	3,090,000	0.2

	Total Time Deposits
	(Cost $25,990,000)		25,990,000	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.2%
61,587,769	(9),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	61,587,769	4.9
2,596,000	(9),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	2,596,000	0.2
1,958,000	(9),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	1,958,000	0.1
	Total Mutual Funds
	(Cost $66,141,769)		66,141,769	5.2

	Total Short-Term Investments
	(Cost $169,742,293)		169,742,293	13.5

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Total Investments in Securities (Cost $1,142,383,995)	$1,369,255,841	108.6
Liabilities in Excess of Other Assets	(108,963,010)	(8.6)
Net Assets	$1,260,292,831	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2022.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$51,355,575	$–	$–	$51,355,575
Consumer Discretionary	59,300,668	–	–	59,300,668
Consumer Staples	30,606,983	10,614,543	–	41,221,526
Energy	73,458,172	–	–	73,458,172
Financials	163,937,083	–	–	163,937,083
Health Care	116,445,005	17,663,579	–	134,108,584
Industrials	96,595,149	–	–	96,595,149
Information Technology	100,933,853	–	–	100,933,853
Materials	21,305,930	–	–	21,305,930
Real Estate	19,502,729	–	–	19,502,729
Utilities	22,071,787	–	–	22,071,787
Total Common Stock	755,512,934	28,278,122	–	783,791,056
Preferred Stock	7,103,678	4,058,373	–	11,162,051
Corporate Bonds/Notes	–	145,781,116	–	145,781,116
Municipal Bonds	–	430,123	–	430,123
Convertible Bonds/Notes	–	107,971,858	–	107,971,858
Structured Notes	–	–	14,330,202	14,330,202
U.S. Government Agency Obligations	–	1,200,023	–	1,200,023
Equity-Linked Notes	$–	$–	$7,703,257	$7,703,257
U.S. Treasury Obligations	–	127,143,862	–	127,143,862
Short-Term Investments	66,141,769	103,600,524	–	169,742,293
Total Investments, at fair value	$828,758,381	$518,464,001	$22,033,459	$1,369,255,841
Other Financial Instruments+
Forward Foreign Currency Contracts	–	103,448	–	103,448
Total Assets	$828,758,381	$518,567,449	$22,033,459	$1,369,359,289
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(72,585)	$–	$(72,585)
Total Liabilities	$–	$(72,585)	$–	$(72,585)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2022:

	Equity-Linked Notes*	Structured Products*	Total
Assets:
Beginning balance at December 31, 2021	$12,531,368	$13,837,624	$26,368,992
Purchases	-	-	-
Sales	(4,397,000)	-	(4,397,000)
Accrued discounts/(premiums)	-	(31,663)	(31,663)
Total realized gain (loss)	70,792	-	70,792
Net change in unrealized appreciation (depreciation)**	(501,903)	524,241	22,338
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2022	$7,703,257	$14,330,202	$22,033,459
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2022**	$(501,903)	$(542,571)	$(1,044,474)

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 208,523	USD 232,860	State Street Bank and Trust Co.	04/29/22	$(2,011)
CAD 279,510	USD 223,849	State Street Bank and Trust Co.	04/29/22	(297)
USD 242,752	GBP 185,451	State Street Bank and Trust Co.	04/29/22	(827)
USD 165,375	CAD 207,289	State Street Bank and Trust Co.	04/29/22	(415)
CAD 129,278	USD 102,855	State Street Bank and Trust Co.	04/29/22	542
USD 190,338	CAD 239,523	State Street Bank and Trust Co.	04/29/22	(1,234)
USD 8,094,192	EUR 7,334,360	State Street Bank and Trust Co.	04/29/22	(25,401)
USD 6,787,142	CAD 8,539,039	State Street Bank and Trust Co.	04/29/22	(42,400)
USD 185,203	GBP 139,732	State Street Bank and Trust Co.	04/29/22	1,672
USD 135,560	EUR 122,380	State Street Bank and Trust Co.	04/29/22	266
USD 12,989,833	GBP 9,813,024	The Bank of New York Mellon	04/29/22	100,968
				$30,863

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,147,108,021.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$248,554,909
Gross Unrealized Depreciation	(26,275,220)

Net Unrealized Appreciation	$222,279,689